Feb. 24, 2020
U.S. Global GO GOLD and Precious Metal Miners ETF
U.S. Global GO GOLD and Precious Metal Miners ETF
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
(the “Fund”)

February 24, 2020

Supplement to the
Summary Prospectus and Prospectus,
each dated April 30, 2019, as previously supplemented

Effective with the next rebalance of the Fund’s underlying index (the “Index”), the first two paragraphs of the summary section entitled “Principal Investment Strategy – U.S. Global Go Gold and Precious Metal Miners Index” on page 2 of the Summary Prospectus and page 9 of the Prospectus are replaced with the following:

Principal Investment Strategy
The Index universe consists of the common stock or ADRs of Precious Metals Companies across the globe that earn at least 50 percent of their aggregate revenue from precious metals through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. The universe of Precious Metals Companies is screened for investibility (e.g., must be listed on a securities exchange) and liquidity (minimum average daily value traded). Precious Metals Companies that rely primarily on debt to finance their business are eliminated from the Index. To qualify for inclusion in the Index, Precious Metals Companies must have their common stock or a sponsored ADR listed on one of the following exchanges: Toronto Stock Exchange, TSX Venture, New York Stock Exchange (main market only), Nasdaq, London Stock Exchange (main market only), Hong Kong Stock Exchange, Johannesburg Stock Exchange, or Australian Securities Exchange. As described below, at the time of each rebalance of the Index, at least 30% of the Index will be allocated to Precious Metals Companies whose stock is listed on an exchange in the United States or Canada and that earn a majority of their revenue from gold and silver, and the top three such companies will each receive a 10% Index allocation.
The Index is composed of four “tiers” of Precious Metals Companies based on certain fundamental factors, their country of listing, and other criteria described in the table below. Each tier will first be populated with Precious Metals Companies having a gross margin of at least 25% and whose business description includes the terms “royalty” or “streaming” (“Priority Companies”) before other Precious Metals Companies are eligible to be included in the Index. Each Precious Metals Company included in the Index universe receives a composite score based on multiple fundamental factors. Composite scores for Priority Companies are based on their revenue per employee, operating cash flow per employee, and gross margin, and scores for other companies are based primarily on their operating-cash-flow-to-enterprise-value ratio.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.